Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025 ft³ MMBoe MMBbls Bcf	Dec. 31, 2024 MMBoe MMBbls Bcf	Dec. 31, 2023 MMBoe MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	12	13	12
Estimated natural gas liquids production	2	2	2
Estimated natural gas production | Bcf	53	55	54
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves	84	71	72
Estimated proved natural gas liquids reserves	10	9	10
Estimated barrel of oil equivalent production | MMBoe	23	25	24
Estimated Proved oil equivalent reserves | MMBoe	156	135	134
Estimated proved natural gas reserves consumed as fuel | Bcf	200	255	282
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | ft³	5,615